CAPITAL STOCK	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
CAPITAL STOCK [Text Block]

8. CAPITAL STOCK

Authorized stock

The Company's authorized shares are 250,000,000 common shares with a par value of $0.001 per share.

Issuances of shares

The Company did not issue shares during the years ended December 31, 2024 and 2023.

Repurchase and cancellation of shares

During the year ended December 31, 2024, 178,200 common shares were re-purchased for $155,584 and cancelled.  A further 28,500 common shares were cancelled in 2024, which were re-purchased in 2023 for $20,744 and were held in treasury in 2023.

In December 2024, 11,300 common shares were re-purchased for $17,239 and held in treasury.  These 11,300 shares were cancelled in January 2025 (Note 13).

During the year ended December 31, 2023, 234,200 common shares were re-purchased for $150,582 and were cancelled. A further 11,500 common shares that were re-purchased in 2022 for $6,892 were cancelled in 2023.  A total of 28,500 common shares were re-purchased in 2023 for $20,744 and held in treasury.  These 28,500 shares were cancelled in January 2024.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the "2011 Plan") and cancelled the 2005 equity compensation plan.  Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant.  The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval.  The maximum term of options granted cannot exceed 20 years.

The TSX's rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company's directors and by the Company's shareholders.  The Board approved all unallocated options under the Option Plan on May 5, 2023 which was approved by the Company's shareholders at the annual and special meeting held on June 29, 2023.

At December 31, 2024, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date

382,000	CDN$0.15	December 31, 2032
54,000	CDN$0.60	June 1, 2040
250,000	CDN$0.20	October 8, 2035
360,000	CDN$1.23	October 23, 2040
400,000	CDN$0.40	May 5, 2036
690,000	CDN$0.30	July 1, 2037
450,000	CDN$0.81	December 14, 2042
62,500	CDN$0.92	April 27, 2043
275,000	CDN$1.30	May 13, 2044

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2024		December 31, 2023
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,648,500	CAD $0.39	2,586,000	CAD $0.37
Granted	275,000	CAD 1.30	62,500	CAD 0.92
Exercised	-	-	-	-
Cancelled/Expired	-	-	-	-
Outstanding, end of year	2,923,500	CAD $0.41	2,648,500	CAD $0.39

Exercisable, end of year	2,923,500	CAD $0.41	2,648,500	CAD $0.39

The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2024 and 2023 respectively, is 8.9 years and 10.7 years.

The following assumptions were used for the Black-Scholes valuation of stock options granted or amended during the years ended December 31, 2024, 2023, and 2022:

	2024	2023	2022

Risk-free interest rate	4.52%	3.00%	1.75%
Expected life	5.0 years	5.0 years	5.0 years
Annualized volatility	57%	64%	68%
Dividend rate	-	-	-

On May 13, 2024 the Company granted 275,000 options to insiders and others at $0.95 (CAD$1.30) and recognized an expense of $139,138 as the options vested immediately.

On April 27, 2023 the Company granted 62,500 options to insiders at $0.68 (CAD$0.92) and recognized an expense of $23,750 as the options vested immediately.

On December 14, 2022 the Company granted 350,000 options to insiders at $0.60 (CAD$0.81) and recognized an expense of $120,563.  A further 100,000 options were granted to non-insiders at $0.60 (CAD$0.81) and an expense of $34,447 was recognized.  On July 1, 2022, the original terms of existing options were extended.  The Company recognized an expense of $77,092 related to the extension of the option terms to maturity.  Options granted to consultants were market-to-market until expiry and the Company recognized an expense in 2022 of $4,976.

The fair value of stock options granted and vested during the years ended December 31, 2024, 2023 and 2022 respectively, was $139,138, $23,750, and $237,078 which has been included in general and administrative expense.

Warrants

At December 31, 2024 and 2023, there were no warrants outstanding.